THE MAINSTAY GROUP OF FUNDS

MainStay U.S. Small Cap Fund

Supplement dated August 1, 2011 (“Supplement”)
to the Prospectus for MainStay Equity Funds,
dated February 28, 2011, as supplemented (“Prospectus”)

This Supplement updates certain information contained in the Prospectus for MainStay U.S. Small Cap Fund (“Fund”).  You may obtain copies of the Fund’s Summary Prospectus, Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn:  MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the internet on the Fund’s website at mainstayinvestments.com.  Please review this important information carefully.

Effective August 1, 2011, Janet K. Navon will become an additional portfolio manager for the MainStay U.S. Small Cap Fund.  Accordingly, effective August 1, 2011, the Prospectus is revised as follows:

1.	In the section entitled “Management” on page 63, the table is hereby amended as follows to include Janet K. Navon as a portfolio manager for the Fund.

Subadvisor	Portfolio Managers	Service Date
Epoch Investment Partners, Inc.	David Pearl, Executive Vice President & Co-Chief Investment Officer	Since 2009
	Michael Welhoelter, Managing Director	Since 2009
	William Priest, Chief Executive Officer & Co-Chief Investment Officer	Since 2009
	Janet K. Navon, Managing Director	Since August 2011

2.
In the “Know With Whom You Are Investing” section, the “Portfolio Manager Biographies” subsection beginning on page 152 is hereby amended to include Janet K. Navon, and to provide her biographical information as follows:

Janet K. Navon
Ms. Navon has served as a portfolio manager of MainStay U.S. Small Cap Fund since August 2011.  Ms. Navon is the Director of Research and is a Co-Portfolio Manager for Epoch's Global Small Cap strategy.  Prior to joining Epoch in 2007, Ms. Navon spent nine years as a Senior Analyst and Co-Portfolio Manager at Steinberg Asset Management. Ms. Navon holds a BS from Georgetown University School of Foreign Service and an MBA from Columbia University, Graduate School of Business.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay U.S. Small Cap Fund

Supplement dated August 1, 2011 (“Supplement”)
to the Statement of Additional Information for Eclipse Funds, Eclipse Funds Inc.,
MainStay Funds Trust and The MainStay Funds (“SAI”)
dated February 28, 2011, as amended June 20, 2011

This Supplement updates certain information contained in the SAI for MainStay U.S. Small Cap Fund (“Fund”).  You may obtain copies of the Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn:  MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the internet on the Fund’s website at mainstayinvestments.com.  Please review this important information carefully.

Effective August 1, 2011, the SAI is revised as follows:

1.
In the section entitled “Portfolio Managers” beginning on page 108, the table is hereby amended to include the following information for Janet K. Navon as a portfolio manager for MainStay U.S. Small Cap Fund.  The number of accounts and asset information presented in columns 3 through 8 is as of June 30, 2011.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Janet K. Navon	MainStay U.S. Small Cap Fund	0	2 Accounts $222,243,000	1 Account $94,226,000	0	0	0

2.
In the subsection entitled “Portfolio Management Compensation Structure” beginning on page 111, the table listing portfolio manager ownership of fund securities beginning on page 113 is hereby amended to include the following information for Janet K. Navon, as of June 30, 2011.

PORTFOLIO MANAGER	FUND	$ RANGE OF OWNERSHIP
Janet K. Navon	None	$0

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.